Fair Value Measurements - Significant unobservable inputs (Details) - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Fair Value Measurements
Stock price on valuation date	$ 4.78	$ 11.62
Exercise price per share	$ 11.50	$ 11.50
Expected life	4 years 4 months 24 days	4 years 10 months 24 days
Volatility	82.80%	35.70%
Risk-free rate	1.17%	0.85%
Fair value of warrants	$ 2.14	$ 3.78